Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosures [Line Items]
Schedule of Components of Income Tax Expense (Benefit)

	Successor			Predecessor
Puget Energy (Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Charged to operating expenses:
Current:
Federal	$785	$42,061	$(161,087)	$10,185
State	(50)	385	(988)	87
Deferred:
Federal	32,706	(38,717)	244,116	(1,275)
State	319	(1,248)	—	—
Total income tax expense	$33,760	$2,481	$82,041	$8,997

Schedule of Effective Income Tax Rate Reconciliation

	Successor			Predecessor
Puget Energy (Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Income taxes at the statutory rate	$54,968	$11,477	$89,620	$7,613
Increase (decrease):
Production tax credit	(23,310)	(19,972)	(13,871)	(5,870)
AFUDC excluded from taxable income	(22,861)	(9,970)	(5,326)	(1,771)
Capitalized interest	17,592	8,244	5,028	914
Utility plant differences	5,849	6,162	4,323	1,472
Tenaska gas contract	7,094	5,889	3,049	1,429
Transaction costs	—	—	201	5,544
Other - net	(5,572)	651	(983)	(334)
Total income tax expense	$33,760	$2,481	$82,041	$8,997
Effective tax rate	21.5%	7.6%	32.0%	41.4%

Schedule of Deferred Tax Assets and Liabilities

Puget Energy	At December 31,
(Dollars in Thousands)	2011	2010
Utility plant and equipment	$1,200,796	$1,099,857
Fair value of debt instruments	90,535	92,661
Regulatory asset for income taxes	62,304	73,337
Pensions and other compensation	14,146	46,084
Storm damage	30,556	36,286
Other deferred tax liabilities	85,367	106,714
Subtotal deferred tax liabilities	1,483,704	1,454,939
Net operating loss carryforward	(165,088)	(168,463)
Fair value of derivative instruments	(96,374)	(116,320)
Production tax credit carryforward	(89,226)	(60,613)
Other deferred tax assets	(81,194)	(65,018)
Subtotal deferred tax assets	(431,882)	(410,414)
Total	$1,051,822	$1,044,525

Schedule of Deferred Income Taxes by Balance Sheet Location

Puget Energy	At December 31
(Dollars in Thousands)	2011	2010
Current deferred taxes	$(101,934)	$(83,086)
Non-current deferred taxes	1,153,756	1,127,611
Total	$1,051,822	$1,044,525

PUGET SOUND ENERGY, INC.
Income Tax Disclosures [Line Items]
Schedule of Components of Income Tax Expense (Benefit)

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Charged to operating expenses:
Current:
Federal	$653	$32,331	$(126,156)
State	—	385	(901)
Deferred:
Federal	76,369	(31,346)	194,701
State	1,095	(1,248)	—
Total income tax expense	$78,117	$122	$67,644

Schedule of Effective Income Tax Rate Reconciliation

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Income taxes at the statutory rate	$98,783	$9,176	$79,414
Increase (decrease):
Production tax credit	(23,310)	(19,972)	(19,741)
AFUDC excluded from taxable income	(22,861)	(9,970)	(7,097)
Capitalized interest	17,592	8,244	5,942
Utility plant differences	5,849	6,162	5,795
Tenaska gas contract	7,094	5,889	4,478
Other - net	(5,030)	593	(1,147)
Total income tax expense	$78,117	$122	$67,644
Effective tax rate	27.7%	0.5%	29.8%

Schedule of Deferred Tax Assets and Liabilities

Puget Sound Energy	At December 31,
(Dollars In Thousands)	2011	2010
Utility plant and equipment	$1,200,796	$1,099,857
Regulatory asset for income taxes	61,344	73,337
Storm damage	30,556	36,286
Other deferred tax liabilities	81,928	85,206
Subtotal deferred tax liabilities	1,374,624	1,294,686
Fair value of derivative instruments	(92,502)	(85,394)
Production tax credit carryforward	(89,226)	(60,613)
Net operating loss carryforward	(50,281)	(105,140)
Pensions and other compensation	(63,234)	(31,312)
Other deferred tax assets	(75,946)	(57,925)
Subtotal deferred tax assets	(371,189)	(340,384)
Total	$1,003,435	$954,302

Schedule of Deferred Income Taxes by Balance Sheet Location

Puget Sound Energy	At December 31
(Dollars in Thousands)	2011	2010
Current deferred taxes	$(112,204)	$(80,215)
Non-current deferred taxes	1,115,639	1,034,517
Total	$1,003,435	$954,302